Related Party Transactions (Details) - CIK 001836707 SBEA Merger Sub LLC - USD ($)			1 Months Ended	12 Months Ended
	Mar. 02, 2021	Dec. 30, 2020	Dec. 31, 2020	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Sponsor paid		$ 25,000
Payment received per share (in Dollars per share)		$ 0.003
Number of Days of Which Warrants Will Not be Effective From the Date of Business Combination				120 days
Due from sponsor				$ 2,125
Working capital loans convertible into warrants				$ 1,500,000
Warrant price per share (in Dollars per share)				$ 1.50
Repayment of promissory note - related party			$ 0	$ 175,000
Office space, secretarial and administrative services				10,000
Administrative fees				$ 100,000
Unit price (in Dollars per share)				$ 10.00
Gross proceeds	$ 345,000,000
Purchase shares (in Shares)	34,500,000
Engaged Capital, LLC [Member]
Related Party Transactions (Details) [Line Items]
Gross proceeds				$ 100,000,000
Purchase shares (in Shares)				10,000,000
Price per share (in Dollars per share)				$ 10.00
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)				$ 12.00
Sponsor agreed to loan			300,000	$ 0
Working capital loans convertible into warrants			$ 0	$ 0
Class B common stock [Member]
Related Party Transactions (Details) [Line Items]
Consideration share (in Shares)		8,625,000
Common stock par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Class A Common Sock [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value (in Dollars per share)			$ 0.0001	$ 0.0001
Class A Common Sock [Member] | Engaged Capital, LLC [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase				$ 100,000,000
Unit price (in Dollars per share)				$ 10.00